CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary shares Ordinary Shares	Class B ordinary shares Ordinary Shares
Balance at the beginning at Feb. 10, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 10, 2020				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000	23,706			$ 1,294
Issuance of Class B ordinary shares to Sponsor (in shares)					12,937,500
Contribution in excess of fair value of private warrants	823,332	823,332
Remeasurement of Class A Common Stock subject to redemption to redemption value	(52,265,576)	(847,038)	(51,418,538)
Net income (loss)	(29,914,748)		(29,914,748)
Balance at the end at Dec. 31, 2020	(81,331,992)		(81,333,286)		$ 1,294
Balance at the end (in shares) at Dec. 31, 2020					12,937,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	21,026,763		21,026,763
Balance at the end at Dec. 31, 2021	$ (60,305,229)	$ 0	$ (60,306,523)	$ 0	$ 1,294
Balance at the end (in shares) at Dec. 31, 2021				0	12,937,500